OPERATING EXPENSES - Expenses disclosed per function (Details) - ARS ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
OPERATING EXPENSES
Employee benefit expenses and severance payments	$ (507,333)	$ (332,331)	$ (1,358,615)	$ (915,085)
Interconnection costs and other telecommunication charges	(100,726)	(33,558)	(200,813)	(112,382)
Fees for services, maintenance, materials and supplies	(264,101)	(168,286)	(714,553)	(506,572)
Taxes and fees with the Regulatory Authority			(485,015)	(293,654)
Commissions and advertising	(103,915)	(76,739)	(297,533)	(204,778)
Cost of equipment and handsets	(67,986)	(64,517)	(224,740)	(173,620)
Programming and content costs	(93,759)	(75,022)	(266,780)	(212,992)
Bad debt expenses	(27,124)	(25,207)	(97,299)	(77,335)
Other operating expenses	(72,520)	(65,125)	(260,826)	(178,313)
Depreciation, amortization and impairment of Fixed and intangible assets	$ (483,338)	$ (400,385)	(1,364,066)	(1,223,579)
Total operating expense			(5,270,240)	(3,898,310)
Operating costs
OPERATING EXPENSES
Employee benefit expenses and severance payments			(651,736)
Interconnection costs and other telecommunication charges			(200,813)
Fees for services, maintenance, materials and supplies			(262,718)
Taxes and fees with the Regulatory Authority			(478,405)
Cost of equipment and handsets			(224,740)
Programming and content costs			(266,780)
Other operating expenses			(158,003)
Depreciation, amortization and impairment of Fixed and intangible assets			(1,152,212)
Total operating expense			(3,395,407)	(2,580,193)
Administration costs
OPERATING EXPENSES
Employee benefit expenses and severance payments			(329,526)
Fees for services, maintenance, materials and supplies			(162,172)
Taxes and fees with the Regulatory Authority			1,166
Other operating expenses			(56,262)
Depreciation, amortization and impairment of Fixed and intangible assets			(141,267)
Total operating expense			(688,061)	(487,329)
Commercialization costs
OPERATING EXPENSES
Employee benefit expenses and severance payments			(377,353)
Fees for services, maintenance, materials and supplies			(289,663)
Taxes and fees with the Regulatory Authority			(7,776)
Commissions and advertising			(297,533)
Bad debt expenses			(97,299)
Other operating expenses			(46,561)
Depreciation, amortization and impairment of Fixed and intangible assets			(70,648)
Total operating expense			(1,186,833)	(832,139)
Other expenses
OPERATING EXPENSES
Depreciation, amortization and impairment of Fixed and intangible assets			61
Total operating expense			$ 61	$ 1,351